Filed under Rule 497(e)
                                              File Nos. 333-129807 and 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                                OCTOBER 10, 2007

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") FOR BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC (THE "FUND") DATED AUGUST 1, 2007 IS REVISED AS FOLLOWS, AND ANY STATEMENT CONTAINED IN THE SAI IS AMENDED, MODIFIED AND SUPERSEDED FOR ALL PURPOSES TO THE EXTENT THAT A STATEMENT CONTAINED IN THIS SUPPLEMENT AMENDS, MODIFIES OR SUPERSEDES IT.

CHANGE IN OFFICERS.

The table listing the officers of the Fund on pages 14 and 15 of the SAI under "Management of the Fund - Board of Managers and Officers" is deleted in its entirety and replaced with the following:

                                                                                                     NUMBER OF
                                         TERM OF                                                     FUNDS IN
                          POSITION     OFFICE AND                                                  FUND COMPLEX      OTHER
  NAME, ADDRESS AND      HELD WITH      LENGTH OF               PRINCIPAL OCCUPATION(S)             OVERSEEN BY  DIRECTORSHIPS
    YEAR OF BIRTH         THE FUND     TIME SERVED            DURING THE PAST FIVE YEARS              MANAGER   HELD BY MANAGER
-------------------------------------------------------------------------------------------------------------------------------
                                                             OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
David R. Bailin         President     1 year term; Managing Director, Alternative Investment            N/A           N/A
Bank of America                       President    Group, Bank of America since July 2007;
c/o UST Advisers, Inc.                since 2007   Managing Director and Head of Alternative
225 High Ridge Rd.                                 Investments at US Trust, September 2006 to June
Stamford, CT 06905                                 2007; Co-founder of Martello Investment
(Born 1959)                                        Management, LLC, a hedge fund-of-funds
                                                   specializing in trading strategies, February
                                                   2002 to September 2006.

Steven L. Suss          Treasurer     1 year term; Chief Financial Officer, Alternative Investment      N/A           N/A
Bank of America         and Senior    Treasurer    Group, Bank of America since July 2007;
c/o UST Advisers, Inc.  Vice          since 2007   President and Director, UST Advisers, Inc.
225 High Ridge Rd.      President                  since April 2007; Senior Vice President,
Stamford, CT 06905                                 Alternative Investments Division, USTCNA, April
(Born 1960)                                        2007 to June 2007; Chief Financial Officer and
                                                   Chief Compliance Officer, Heirloom Capital
                                                   Management, L.P. (investment management), May
                                                   2002 to September 2006.

Marina Belaya           Secretary    1 year term;  Assistant General Counsel, Bank of America since     N/A           N/A
114 West 47th Street                 Secretary     July 2007; Vice President and Senior Attorney,
New York, NY 10036                   since 2007    USCTNA, February 2006 to June 2007; Vice
(Born 1967)                                        President and Corporate Counsel, Prudential
                                                   Financial, April 2005 to January 2006; Associate,
                                                   Schulte, Roth & Zabel LLP (law firm), September 2002
                                                   to March 2005.

                                                                                                     NUMBER OF
                                         TERM OF                                                     FUNDS IN
                          POSITION     OFFICE AND                                                  FUND COMPLEX      OTHER
  NAME, ADDRESS AND      HELD WITH      LENGTH OF               PRINCIPAL OCCUPATION(S)             OVERSEEN BY  DIRECTORSHIPS
    YEAR OF BIRTH         THE FUND     TIME SERVED            DURING THE PAST FIVE YEARS              MANAGER   HELD BY MANAGER
-------------------------------------------------------------------------------------------------------------------------------
                                                             OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Alpesh Rathod           Chief        1 year term;  GWIM Compliance Executive, Compliance Risk           N/A           N/A
40 West 57th Street     Compliance   Chief         Management, Bank of America since March 2005;
New York, NY 10019      Officer      Compliance    Vice President, Senior Compliance Manager,
(Born 1971)                          Officer       Compliance Risk Management, September 2004 to
                                     since 2007    March 2005; Vice President/Director of
                                                   Investment Adviser Compliance, U.S. Trust,
                                                   July 2002 to September 2004.

Nichole Quinn           Vice         1 year term;  Managing Director, Marketing, Product                N/A           N/A
100 Federal Street      President    Vice          Management and Product Development, Alternative
Boston, MA 02110                     President     Investment Group, Bank of America since June
(Born 1971)                          since 2006    2006; Managing Director, Product Management
                                                   Consulting Services Group, Bank of America,
                                                   January 2002 to June 2006.

Michelle H. Rhee        Assistant    1 year term;  Associate General Counsel, Bank of America since     N/A           N/A
One Financial Center    Secretary    Assistant     2004; Associate and Junior Partner, WilmerHale
Boston, MA 02110                     Secretary     (law firm), August 1997 to March 2004.
(Born 1966)                          since 2007

Christy M. Stagemeyer   Assistant    1 year term;  Assistant General Counsel, Bank of America since     N/A           N/A
40 West 57th Street     Secretary    Assistant     August 2005; Associate and Special Counsel,
New York, NY 10019                   Secretary     Schulte Roth & Zabel LLP (law firm) from
(Born 1970)                          since 2007    August 2000 to August 2005.

Karen Bowen             Assistant    1 year term;  Operations Manager, Bank of America since June       N/A           N/A
40 West 57th Street     Treasurer    Assistant     2005; Senior Fund Accountant, Wyper Capital
New York, NY 10019                   Treasurer     Management, LLC (hedge fund) from June 2003 to
(Born 1978)                          since 2005    June 2005; Auditor, PricewaterhouseCoopers from
                                                   January 2000 to June 2003.

Kelly Marie Clifford    Assistant    1 year term;  Operations Associate, Alternative Investment         N/A           N/A
100 Federal Street      Treasurer    Assistant     Group, Bank of America since November 2004;
Boston, MA 02110                     Treasurer     Product Development Associate, Alternative
(Born 1969)                          since 2007    Investment Group, Fleet National Bank, September
                                                   1997 to October 2004.

Alyssa Romano           Assistant    1 year term;  Group Manager, Alternative Investment Group          N/A           N/A
100 Federal Street      Treasurer    Assistant     Funds' Operations and Administration, Banc of
Boston, MA 02110                     Treasurer     America Investment Advisors, Inc. since April
(Born 1970)                          since 2007    2006; Assistant Controller, TA Associates
                                                   Realty, September 2001 to April 2006.

    PLEASE READ THIS SUPPLEMENT IN CONJUNCTION WITH THE SAI, AND RETAIN THIS
                 SUPPLEMENT WITH YOUR SAI FOR FUTURE REFERENCE.